TAXES ON INCOME	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 11:	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates in Israel:

The Israeli corporate income tax rate was 25% in 2016 and  26.5% in 2015 and 2014.

In January 2016, the Law for Amending the Income Tax Ordinance (No. 216) (Reduction of Corporate Tax Rate), 2016 was approved, which includes a reduction of the corporate tax rate from 26.5% to 25%, effective from January 1, 2016.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

2.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Certain of the Company's Israeli subsidiaries have been granted "Approved Enterprise" and "Preferred Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Preferred Enterprise benefits is subject to corporate tax at the rate that would have otherwise been applicable on the Approved or Preferred Enterprise’s income.

The entitlement to the above benefits is conditional upon the fulfilling of the conditions stipulated by the Laws and regulations. Should the certain Israeli subsidiaries fail to meet such requirements in the future, income attributable to their Approved Enterprise and Preferred Enterprise programs could be subject to the statutory Israeli corporate tax rate and they could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2016, management believes that these subsidiaries are following all the conditions required by the Law.

Approved enterprise tax regime

Under Approved Enterprise track, the Company is tax exempt in the first two years/six years/ten years of the benefit period (dependent on the development area) and subject to tax at the reduced rate of 10%-25% for a period of five/eight years (if the benefit period qualifying for tax exemption is two years) or one year/four years (if the benefit period qualifying for tax exemption is six years)/for the remaining benefit period (dependent on the level of foreign investment). Under the terms of the Approved Enterprise program, income that is attributable to one of the Company's Israeli subsidiaries was exempt from income tax for a period of two years commencing 2014.

If a dividend is distributed out of tax exempt profits, as above, the Company will become liable for tax at the rate applicable to its profits from the approved enterprise in the year in which the income was earned, as if it was not under the Approved Enterprise track. The Company's policy is not to distribute such a dividend.

Preferred enterprise tax regime

In August 2013, the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which includes Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment") was enacted. Per the Amendment, the tax rate on preferred income from a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%). As for changes in tax rates resulting from the enactment of Amendment 73 to the Law, see below. As of December 31, 2015, some of the Company Israeli subsidiaries had filed a request to apply the new benefits under the 2011 Amendment and therefore subjected to the amended tax rate of 16%.

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

New Amendment- Technological preferred enterprise

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016, which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the Amendment"), was published.

The Amendment prescribes special tax tracks for technological enterprises, which are subject to rules that are to be issued by the Minister of Finance by March 31, 2017.

The new tax track that may be relevant to certain of the Company's subsidiaries in Israel is the technological preferred enterprise. A technological preferred enterprise, as defined in the Law, will be subject to tax at a rate of 12% on profits deriving from intellectual property

Since as of December 31, 2016 definitive criteria to determine the tax benefits has not yet been established, it cannot be concluded that the legislation in respect of technological enterprises had been enacted or substantively enacted as of that date. Accordingly, the above changes in the tax rates relating to technological enterprises were not taken into account in the computation of deferred taxes as of December 31, 2016.

3.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, some of the Company's Israeli subsidiaries calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

c.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the non-Israeli subsidiaries.

This is because the Company intends to permanently reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and non-Israeli withholding taxes.

The amount of undistributed earnings of foreign subsidiaries that are considered to be reinvested as of December 31, 2016 was $23,495 and the amount of the unrecognized deferred tax liability for temporary differences related to investments in foreign subsidiaries that were essentially permanent in duration as of December 31, 2016 was $1,665.

d.	Net operating losses carry forward:

As of December 31, 2016, certain subsidiaries had tax loss carry-forwards totaling approximately $24,177 Most of these carry-forward tax losses have no expiration date.

e.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Significant components of the Company deferred tax assets are as follows:

	December 31,
	2015	2016

Deferred tax assets:
Net operating losses carry forward	$7,275	$6,515
Research and development	2,123	1,619
Other	3,188	3,155

Deferred tax assets before valuation allowance	12,586	11,289
Valuation allowance	(6,212)	(6,589)

Deferred tax assets	6,374	4,700

Deferred tax liabilities:
Capitalized software development costs	(2,804)	(3,011)
Acquired intangibles	(1,472)	(1,202)
Property and equipment	(53)	(369)
Other	(163)	(24)

Deferred tax liabilities	(4,492)	(4,606)

Deferred tax assets, net	$1,882	$94

	December 31,
	2015	2016

Long-term deferred tax assets, net	2,779	2,261
Long-term deferred tax liabilities, net	(897)	(2,167)

Deferred tax assets, net	$1,882	$94

Long-term deferred tax assets are included in other long-term assets in the balance sheets. Long-term deferred tax liabilities are included in other long-term liabilities in the balance sheets.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from operating losses carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2014	2015	2016

Domestic (Israel)	$11,281	$19,478	$13,701
Foreign	3,749	5,035	11,672

	$15,030	$24,513	$25,373

g.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2014	2015	2016

Income before taxes on income, as reported in the statements of income	$15,030	$24,513	$25,373

Statutory tax rate in Israel	26.5%	26.5%	25%

Theoretical taxes on income	$3,983	$6,496	$6,343
Increase (decrease) in taxes resulting from:
Effect of different tax rates	362	117	(382)
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(2,323)	(2,406)	(1,338)
Utilization of carry forward tax losses for which valuation allowance was provided	(1,177)	(195)	-
Non-deductible expenses	80	569	584
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(1,496)	-	-
Losses and temporary differences for which valuation allowance was provided	580	127	377
Others	445	(495)	188

Taxes on income, as reported in the statements of income	$454	$4,213	$5,772

h.	Taxes on income are comprised as follows:

	Year ended December 31,
	2014	2015	2016

Current	$1,474	$2,627	$4,122
Deferred	(1,020)	1,586	1,650

	$454	$4,213	$5,772

	Year ended December 31,
	2014	2015	2016

Domestic (Israel)	$(443)	$2,684	$2,824
Foreign	897	1,529	2,948

	$454	$4,213	$5,772

i.	Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2015	2016

Balance at the beginning of the year	$705	$1,365
Increase in tax positions	570	688
Decrease in tax positions	(64)	(293)
Acquisition of subsidiary (*)	154	227

Balance at the end of the year	$1,365	$1,987

(*) The amount initially consolidated as part of the acquisition of subsidiary in 2015 was net of Withholding taxes assets of $635.

The entire balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.

As of December 31, 2015 and 2016, accrued interest related to uncertain tax positions amounted to $422 and $490, respectively.

Tax assessments filed by Part of the Company's Israeli subsidiaries through the year ended December 31, 2011 are considered to be final.